Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	18 years 1 month 6 days	15 years 10 months 24 days
Amortization expense of intangible assets	$ 13,100,000	$ 11,000,000	$ 9,600,000
Amortization expense of intangible assets, 2014	9,200,000
Amortization expense of intangible assets, 2015	8,900,000
Amortization expense of intangible assets, 2016	8,900,000
Amortization expense of intangible assets, 2017	8,900,000
Amortization expense of intangible assets, 2018	8,900,000
Carrying amount of goodwill	35,631,000	35,631,000
Goodwill impairment	$ 0	$ 0